Schedule of Investments (unaudited) October 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Black Belt Energy Gas District RB, 4.00%, 06/01/51 (Put 12/01/31)(a)	$315	$289,945
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	120	112,867
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53 (Put 12/01/29)(a)	100	100,939
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44 (Put 05/01/29)(b)	175	144,700

		648,451

Arizona — 3.2%
Arizona Industrial Development Authority, 5.25%, 07/01/37 (Call 07/01/24)(b)	155	136,905
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46 (Call 07/01/26)(b)	1,000	849,858
Maricopa County Industrial Development Authority RB, 4.00%, 10/15/47 (Call 01/01/26)(b)	200	153,906
Sierra Vista Industrial Development Authority RB, 5.75%, 06/15/53 (Call 06/15/30)(b)	160	143,027

		1,283,696

Arkansas — 3.6%
Arkansas Development Finance Authority RB
4.50%, 09/01/49 (Call 09/01/26)(b)	1,000	879,154
4.75%, 09/01/49 (Call 09/01/27)(b)	400	367,166
6.88%, 07/01/48 (Call 07/01/28)(b)	200	194,242

		1,440,562

California — 5.9%
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 11/16/23)(c)	2,955	169,804
California Enterprise Development Authority RB, 5.00%, 07/01/50 (Call 07/01/27)(b)	600	468,114
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(b)	500	378,901
California Statewide Financing Authority RB, 0.00%, 06/01/55 (Call 12/01/23)(b)(c)	4,250	216,981
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(b)	250	155,737
CSCDA Community Improvement Authority RB
3.25%, 04/01/57 (Call 04/01/32)(b)	100	60,400
4.00%, 10/01/46 (Call 10/01/31)(b)	250	171,689
4.00%, 07/01/56 (Call 07/01/31)(b)	250	162,667
4.00%, 07/01/58 (Call 07/01/32)(b)	100	61,390
Golden State Tobacco Securitization Corp. RB, 0.00%, 06/01/66 (Call 12/01/31)(c)	2,195	180,749
Regents of the University of California Medical Center Pooled Revenue, 4.00%, 05/15/53 (Call 05/15/32)	410	348,227

		2,374,659

Colorado — 4.6%
City & County of Denver Co. Dedicated Excise Tax Revenue RB, 4.00%, 08/01/51 (Call 08/01/31)	500	400,214
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	366,366
Colorado Health Facilities Authority, 5.00%, 05/15/49 (Call 05/15/28)	100	62,413
Colorado Health Facilities Authority RB, 5.25%, 11/01/39 (Call 11/01/32)	65	64,844
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	353,648
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50 (Call 12/01/25)	500	404,154

Security	Par (000)	Value

Colorado (continued)
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(b)	$100	$67,296
Series B, 0.00%, 12/01/25(b)(c)	150	127,500

		1,846,435

Delaware — 0.1%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(b)(d)	40	37,113

District of Columbia — 1.6%
District of Columbia RB, 5.50%, 02/28/37	90	93,601
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 12/01/23)(c)	6,800	535,974

		629,575

Florida — 11.2%
Avenir Community Development District Special Assessment, 5.63%, 05/01/54 (Call 05/01/33)	100	90,206
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	93,142
5.00%, 05/01/42 (Call 05/01/32)	1,000	900,046
Boggy Creek Improvement District, 5.13%, 05/01/43 (Call 05/01/24)	500	452,395
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32 (Call 11/15/28)(b)	150	131,205
Capital Trust Agency Inc. RB
0.00%, 07/01/61(b)(c)	2,570	135,557
3.25%, 06/01/31(b)	230	199,783
4.88%, 06/15/56 (Call 06/15/26)(b)	100	69,595
CFM Community Development District Special Assesment, 2.40%, 05/01/26	150	143,937
Charlotte County Industrial Development Authority, 5.00%, 10/01/49 (Call 10/01/27)(b)	250	211,446
Florida Development Finance Corp. RB
5.00%, 05/01/29 (Call 12/01/23)(b)	500	455,158
5.00%, 06/15/56 (Call 06/15/29)(b)	100	69,931
Series A, 5.13%, 06/15/55 (Call 06/15/28)(b)	500	361,767
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	188,956
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	157,017
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52 (Call 05/01/33)	100	84,773
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	195,716
Viera Stewardship District, 5.50%, 05/01/54 (Call 05/01/33)	300	265,332
Village Community Development District No. 14
5.38%, 05/01/42 (Call 05/01/30)	100	98,651
5.50%, 05/01/53 (Call 05/01/30)	100	95,466
Village Community Development District No. 15, 5.25%, 05/01/54 (Call 05/01/31)(b)	100	88,259

		4,488,338

Georgia — 0.2%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(b)	100	74,117

Illinois — 2.5%
Chicago Board of Education GO
5.00%, 12/01/46 (Call 12/01/27)	500	440,992
5.00%, 12/01/47 (Call 12/01/31)	500	438,690

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50 (Call 12/15/29)	$175	$135,460

		1,015,142

Indiana — 1.5%
Indiana Finance Authority RB, Class A, 4.13%, 12/01/26	640	619,706

Kansas — 0.7%
City of Lenexa KS RB, 5.00%, 05/15/24	195	194,228
City of Manhattan KS RB, 4.00%, 06/01/25	105	101,677

		295,905

Kentucky — 2.6%
City of Henderson KY RB, 4.70%, 01/01/52 (Call 01/01/32)(b)	650	569,136
Kentucky Public Energy Authority RB, 4.00%, 02/01/50 (Put 02/01/28)	500	474,466

		1,043,602

Louisiana — 0.2%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62 (Call 06/01/31)(b)	100	85,180

Maine — 0.2%
Finance Authority of Maine RB, 8.00%, 12/01/51 (Call 12/01/36)(b)	100	60,036

Maryland — 1.0%
City of Baltimore MD RB, 4.50%, 06/01/33 (Call 06/01/31)	100	91,269
Maryland Economic Development Corp. RB, 5.25%, 06/30/55 (Call 06/30/32)	315	288,891

		380,160

Michigan — 3.0%
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 12/10/23)(a)	350	229,926
Michigan Strategic Fund RB, 4.00%, 10/01/61 (Put 10/01/26)(a)	1,000	970,141

		1,200,067

Minnesota — 0.5%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	203,914

Missouri — 0.5%
Plaza at Noah’s Ark Community Improvement District RB, 3.13%, 05/01/35 (Call 05/01/29)	250	186,542

Nebraska — 1.2%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 10/01/29)	475	468,326

Nevada — 1.1%
Tahoe-Douglas Visitors Authority, 5.00%, 07/01/51 (Call 07/01/30)	500	420,618

New Hampshire — 0.8%
New Hampshire Business Finance Authority RB, 3.63%, 07/01/43 (Put 07/02/40)(b)	500	332,504

New Jersey — 1.9%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	176,042
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50 (Call 12/15/30)	735	604,202

		780,244

Security	Par (000)	Value

New Mexico — 1.2%
Winrock Town Center Tax Increment Development District No. 1 TA, 3.75%, 05/01/28(b)	$500	$470,061

New York — 9.8%
Build NYC Resource Corp., 5.50%, 06/15/63 (Call 06/15/33)(b)	250	211,969
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (Call 11/15/24)(b)	500	446,180
New York State Environmental Facilities Corp. RB, 5.13%, 09/01/50 (Put 09/03/30)(b)	250	240,939
New York State Thruway Authority RB, 5.00%, 03/15/42 (Call 09/15/32)	500	510,358
New York Transportation Development Corp., 5.00%, 01/01/30 (Call 01/01/28)	250	244,761
New York Transportation Development Corp. RB
3.00%, 08/01/31	1,000	840,166
4.00%, 04/30/53 (Call 10/31/31)	500	373,230
5.00%, 12/01/38 (Call 12/01/30)	500	504,996
5.00%, 10/01/40 (Call 10/01/30)	600	544,476

		3,917,075

Ohio — 7.1%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	750	613,276
Celina City School District, 0.00%, 12/01/24 (BAM)(c)	600	574,334
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(b)	100	73,480
Hickory Chase Community Authority, 5.00%, 12/01/40 (Call 12/01/29)(b)	350	290,899
Ohio Air Quality Development Authority RB, 4.50%, 01/15/48 (Call 01/15/28)(b)	1,000	863,720
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(b)	240	213,441
4.25%, 12/01/50 (Call 12/01/28)(b)	260	192,823

		2,821,973

Oklahoma — 2.3%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(b)	250	242,570
Tulsa Airports Improvement Trust RB, 5.00%, 06/01/35 (Put 06/01/25)(a)	600	591,608
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(b)	100	83,391

		917,569

Pennsylvania — 1.3%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	339,399
Pennsylvania Economic Development Financing Authority RB
5.25%, 06/30/53 (Call 12/31/32)	100	96,834
5.75%, 06/30/48 (Call 12/31/32)	100	102,280

		538,513

Puerto Rico — 9.5%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 12/01/23)(c)	1,485	77,047
Commonwealth of Puerto Rico, 0.00%, 11/01/51	823	125,530
Commonwealth of Puerto Rico GO
0.00%, 07/01/33 (Call 07/01/31)(c)	515	289,121
4.00%, 07/01/35 (Call 07/01/31)	812	687,117
4.00%, 07/01/41 (Call 07/01/31)	145	111,426
5.07%, 11/01/51	720	367,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42 (Call 07/01/31)(b)	500	400,334

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority RB, 0.00%, 07/01/32(c)	$1,325	$847,055
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 0.00%, 07/01/46 (Call 07/01/28)(c)	3,618	894,328

		3,799,158

South Carolina — 0.9%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(b)	250	168,919
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54 (Put 08/01/31)	160	159,410
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62 (Call 08/15/27)(b)	25	20,741

		349,070

Tennessee — 4.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37 (Call 10/01/29)	345	326,903
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(b)(c)	100	32,994
Metropolitan Nashville Airport Authority (The) RB, 5.50%, 07/01/52 (Call 07/01/32)	500	499,327
Tennergy Corp/TN RB, 5.50%, 10/01/53 (Put 12/01/30)	500	501,617
Tennessee Energy Acquisition Corp., 5.00%, 02/01/25	500	496,654

		1,857,495

Texas — 7.1%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(b)	100	63,030
Arlington Higher Education Finance Corp., 5.75%, 08/15/62 (Call 08/15/27)	250	199,120
Arlington Higher Education Finance Corp. RB 5.00%, 06/15/51 (Call 06/15/26)	250	192,630
7.88%, 11/01/62 (Call 11/01/27)(b)	25	23,537
City of Celina TX Special Assessment, 5.50%, 09/01/53 (Call 09/01/33)(b)	1,000	869,308
City of Mesquite, 5.75%, 09/01/53 (Call 09/01/33)(b)	250	221,720
Denton Independent School District, 5.00%, 08/15/53 (Call 08/15/33) (PSF)	250	252,421
New Hope Cultural Education Facilities Finance Corp. RB, 6.63%, 10/01/43 (Call 10/01/29)	100	84,566
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	224,885
Port Beaumont Navigation District RB
2.75%, 01/01/36 (Call 07/01/24)(b)	100	67,268
3.00%, 01/01/50 (Call 07/01/24)(b)	200	104,430
4.00%, 01/01/50 (Call 01/01/24)(b)	810	519,612

		2,822,527

Security	Par (000)	Value

Utah — 0.7%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(b)	$315	$279,802

Vermont — 0.2%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(b)	100	75,246

Virginia — 1.0%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 11/16/23)	475	409,141

Wisconsin — 2.1%
Public Finance Authority
4.25%, 07/01/54 (Call 07/01/31)	250	158,239
7.75%, 07/01/43 (Call 07/01/35)(b)	310	290,465
Public Finance Authority RB
5.00%, 06/15/56 (Call 06/15/29)(b)	25	17,465
5.25%, 12/01/51 (Call 12/01/31)(b)	65	44,394
Series A, 5.00%, 06/15/55 (Call 06/15/28)(b)	500	339,611

		850,174

Total Long-Term Investments — 97.5% (Cost: $44,367,800)		39,022,696

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 3.82%(e)(f)	334,722	334,722

Total Short-Term Securities — 0.8% (Cost: $334,700)		334,722

Total Investments — 98.3% (Cost: $44,702,500)		39,357,418

Other Assets Less Liabilities — 1.7%		665,367

Net Assets — 100.0%		$40,022,785

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$6,235,461	$—	$(5,900,735	)(a)	$320	$(324)	$334,722	334,722	$29,016	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock High Yield Muni Income Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$38,985,583	$37,113	$39,022,696
Short-Term Securities
Money Market Funds	334,722	—	—	334,722

	$334,722	$38,985,583	$37,113	$39,357,418

Portfolio Abbreviation

BAM	Build America Mutual Assurance Co.
GO	General Obligation
GOL	General Obligation Limited

PSF	Permanent School Fund
RB	Revenue Bond
TA	Tax Allocation

4